Fees Summary	Mar. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 186,243,881.48
Total Fee Amount	25,720.28
Total Offset Amount	0.00
Net Fee	$ 25,720.28
Offering Table N/A
Offset Table N/A	N/A